Shareholders' Equity (Details) - Schedule of Awards Granted - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023 [1]	Dec. 31, 2022	Dec. 31, 2021
Schedule of Awards were Granted [Abstract]
Expiration Date, Options	5 years 4 months 2 days	5 years 5 months 4 days	6 years 3 months
Options [Member]
Schedule of Awards were Granted [Abstract]
Number of Awards, Options		167,779
Vesting Conditions, Options		Over 4 years from grant date-25% every year
Expiration Date, Options		10 years
RSU [Member]
Schedule of Awards were Granted [Abstract]
Number of Awards, RSU		592,000
Vesting Conditions, RSU		Over 3 years from grant date

[1]	Restricted Stock Units (*):